Intangible Asset - Purchased Software, Net - Schedule of Intangible Asset by Developed Software (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Total purchased software	$ 2,817,396	$ 3,025,801
Alpha Predictions Purchased Software [Member]
Total purchased software	2,697,668
Travel Buddhi Purchased Software [Member]
Total purchased software	$ 119,728